Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted - £ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Valuation method
Exercise price (in Pounds per share)
Expected volatility
Dividend yield
Risk free interest rate
Fair value per share (in Pounds per share)	£ 5.33
Unapproved Monte-Carlo [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Valuation method	Monte-Carlo
Exercise price (in Pounds per share)
Expected volatility	50.00%
Dividend yield
Risk free interest rate	0.00%
Unapproved Monte-Carlo [Member] | Minimum [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Fair value per share (in Pounds per share)	£ 8.27
Unapproved Monte-Carlo [Member] | Maximum [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Fair value per share (in Pounds per share)	£ 23.74
Incentive Equity Plan – Executive Directors [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Valuation method	Monte-Carlo
Exercise price (in Pounds per share)
Expected volatility	53.00%
Dividend yield
Risk free interest rate	1.15%
Fair value per share (in Pounds per share)	£ 2.93
Unapproved Black-Scholes [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Valuation method	Black-Scholes
Exercise price (in Pounds per share)
Expected volatility		46.00%	62.00%
Dividend yield
Risk free interest rate		0.00%	0.75%
Fair value per share (in Pounds per share)			£ 0.17
Unapproved Black-Scholes [Member] | Minimum [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Fair value per share (in Pounds per share)		£ 0.72
Unapproved Black-Scholes [Member] | Maximum [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Fair value per share (in Pounds per share)		£ 4.47
EMI [Member]
Share Based Payments (Details) - Schedule of relevant in the determination of fair value of the employee share options granted [Line Items]
Valuation method	Black-Scholes
Exercise price (in Pounds per share)			£ 0.1
Expected volatility			66.00%
Dividend yield
Risk free interest rate			0.80%
Fair value per share (in Pounds per share)			£ 0.17